Events after the reporting period (Details)	Jul. 25, 2023 $ / shares
Share repurchase | Preferred shares
Disclosure of non-adjusting events after reporting period [line items]
Cash dividend per ordinary share	$ 0.10
Issuance of preferred shares | Ordinary shares
Disclosure of non-adjusting events after reporting period [line items]
Dividend rate (as a percentage)	9.00%